Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments by Term to Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of fair value of derivative instruments [line items]
Derivatives	$ 94,039	$ 95,023
Derivative liabilities	90,238	92,127
At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	94,039	95,023
Derivative liabilities	90,238	92,127
Under 1 year [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	91,833	92,606
Derivative liabilities	88,112	90,156
Under 1 year [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	28,241	26,292
Derivative liabilities	26,720	26,414
1 to 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	29,197	28,810
Derivative liabilities	27,013	26,334
Over 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	36,601	39,921
Derivative liabilities	$ 36,505	$ 39,379